Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, December 31, 2011, Shares	5,171
Options granted during the period: Exercise Price = fair market value, Shares	640
Options exercised, Shares	(329)
Options forfeited, Shares	(276)
Options outstanding, December 31, 2012, Shares	5,206
Options exercisable, December 31, 2012, Shares	2,953
Options outstanding, December 31, 2011, Weighted-Average Exercise Price	$ 34.84
Options granted during the period: Exercise Price = fair market value, Weighted-Average Exercise Price	$ 35.60
Options exercised, Weighted-Average Exercise Price	$ 24.22
Options forfeited, Weighted-Average Exercise Price	$ 35.19
Options outstanding, December 31, 2012, Weighted-Average Exercise Price	$ 35.58
Options exercisable, December 31, 2012, Weighted-Average Exercise Price	$ 33.79
Options outstanding, December 31, 2012, Weighted-Average Remaining Contractual Term, in years	5 years 7 months 6 days
Options exercisable, December 31, 2012, Weighted-Average Remaining Contractual Term, in years	4 years 3 months 18 days
Options outstanding, December 31, 2012, Aggregate Intrinsic Value	$ 15,674
Options exercisable, December 31, 2012, Aggregate Intrinsic Value	$ 13,282